Consumer receivables - Reconciliation of changes in loss allowance and in gross carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Financing receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	$ 2,954
Financial assets at ending balance	4,332	$ 2,954
Pay Later receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	5,187
Financial assets at ending balance	6,127	5,187
Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	8,473	8,394
New assets originated or purchased		56,017
Assets repaid		(54,813)
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Amounts written off		(467)
Proceeds received from the sale of consumer receivables		(155)
Other adjustments		(503)
Financial assets at ending balance		8,473
Carrying Amount | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	7,952	7,753
New assets originated or purchased		55,836
Assets repaid		(52,841)
Transfers to stage 1		816
Transfers to stage 2		(3,067)
Transfers to stage 3		(19)
Amounts written off		(27)
Proceeds received from the sale of consumer receivables		0
Other adjustments		(499)
Financial assets at ending balance		7,952
Carrying Amount | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	366	497
New assets originated or purchased		163
Assets repaid		(1,730)
Transfers to stage 1		(799)
Transfers to stage 2		3,080
Transfers to stage 3		(784)
Amounts written off		(38)
Proceeds received from the sale of consumer receivables		(20)
Other adjustments		(3)
Financial assets at ending balance		366
Carrying Amount | Stage 3 | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	155	144
New assets originated or purchased		18
Assets repaid		(242)
Transfers to stage 1		(17)
Transfers to stage 2		(13)
Transfers to stage 3		803
Amounts written off		(402)
Proceeds received from the sale of consumer receivables		(135)
Other adjustments		(1)
Financial assets at ending balance		155
Carrying Amount | Fair Financing receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	3,085
New assets originated or purchased	11,161
Assets repaid	(9,581)
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Amounts written off	(249)
Proceeds received from the sale of consumer receivables	(36)
Other adjustments	225
Financial assets at ending balance	4,604	3,085
Carrying Amount | Fair Financing receivables | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	2,893
New assets originated or purchased	11,046
Assets repaid	(9,128)
Transfers to stage 1	473
Transfers to stage 2	(1,151)
Transfers to stage 3	(45)
Amounts written off	(26)
Proceeds received from the sale of consumer receivables	(2)
Other adjustments	206
Financial assets at ending balance	4,267	2,893
Carrying Amount | Fair Financing receivables | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	140
New assets originated or purchased	98
Assets repaid	(385)
Transfers to stage 1	(466)
Transfers to stage 2	1,166
Transfers to stage 3	(320)
Amounts written off	(21)
Proceeds received from the sale of consumer receivables	(11)
Other adjustments	15
Financial assets at ending balance	216	140
Carrying Amount | Fair Financing receivables | Stage 3 | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	53
New assets originated or purchased	17
Assets repaid	(69)
Transfers to stage 1	(7)
Transfers to stage 2	(15)
Transfers to stage 3	364
Amounts written off	(203)
Proceeds received from the sale of consumer receivables	(23)
Other adjustments	4
Financial assets at ending balance	121	53
Carrying Amount | Pay Later receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	5,388
New assets originated or purchased	55,559
Assets repaid	(54,823)
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Amounts written off	(376)
Proceeds received from the sale of consumer receivables	(109)
Other adjustments	708
Financial assets at ending balance	6,347	5,388
Carrying Amount | Pay Later receivables | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	5,059
New assets originated or purchased	55,477
Assets repaid	(53,591)
Transfers to stage 1	169
Transfers to stage 2	(1,795)
Transfers to stage 3	(25)
Amounts written off	(31)
Proceeds received from the sale of consumer receivables	0
Other adjustments	673
Financial assets at ending balance	5,936	5,059
Carrying Amount | Pay Later receivables | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	227
New assets originated or purchased	69
Assets repaid	(1,049)
Transfers to stage 1	(164)
Transfers to stage 2	1,797
Transfers to stage 3	(623)
Amounts written off	(21)
Proceeds received from the sale of consumer receivables	0
Other adjustments	27
Financial assets at ending balance	263	227
Carrying Amount | Pay Later receivables | Stage 3 | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	102
New assets originated or purchased	13
Assets repaid	(183)
Transfers to stage 1	(5)
Transfers to stage 2	(1)
Transfers to stage 3	648
Amounts written off	(324)
Proceeds received from the sale of consumer receivables	(109)
Other adjustments	8
Financial assets at ending balance	149	102
Allowance for ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(332)	(311)
New assets originated or purchased		(592)
Assets repaid		946
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Other movements in ECL allowance		(777)
Amounts written off		389
Other adjustments		13
Financial assets at ending balance		(332)
Allowance for ECL | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(144)	(139)
New assets originated or purchased		(551)
Assets repaid		612
Transfers to stage 1		(54)
Transfers to stage 2		178
Transfers to stage 3		2
Other movements in ECL allowance		(215)
Amounts written off		4
Other adjustments		19
Financial assets at ending balance		(144)
Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(84)	(87)
New assets originated or purchased		(26)
Assets repaid		172
Transfers to stage 1		44
Transfers to stage 2		(185)
Transfers to stage 3		402
Other movements in ECL allowance		(419)
Amounts written off		20
Other adjustments		(5)
Financial assets at ending balance		(84)
Allowance for ECL | Stage 3 | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(104)	(85)
New assets originated or purchased		(15)
Assets repaid		162
Transfers to stage 1		10
Transfers to stage 2		7
Transfers to stage 3		(404)
Other movements in ECL allowance		(143)
Amounts written off		365
Other adjustments		(1)
Financial assets at ending balance		(104)
Allowance for ECL | Fair Financing receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(131)
New assets originated or purchased	(349)
Assets repaid	345
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Other movements in ECL allowance	(291)
Amounts written off	154
Other adjustments	0
Financial assets at ending balance	(272)	(131)
Allowance for ECL | Fair Financing receivables | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(69)
New assets originated or purchased	(318)
Assets repaid	227
Transfers to stage 1	(50)
Transfers to stage 2	109
Transfers to stage 3	1
Other movements in ECL allowance	(29)
Amounts written off	3
Other adjustments	(1)
Financial assets at ending balance	(127)	(69)
Allowance for ECL | Fair Financing receivables | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(26)
New assets originated or purchased	(20)
Assets repaid	66
Transfers to stage 1	46
Transfers to stage 2	(117)
Transfers to stage 3	182
Other movements in ECL allowance	(193)
Amounts written off	9
Other adjustments	1
Financial assets at ending balance	(52)	(26)
Allowance for ECL | Fair Financing receivables | Stage 3 | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(36)
New assets originated or purchased	(11)
Assets repaid	52
Transfers to stage 1	4
Transfers to stage 2	8
Transfers to stage 3	(183)
Other movements in ECL allowance	(69)
Amounts written off	142
Other adjustments	0
Financial assets at ending balance	(93)	(36)
Allowance for ECL | Pay Later receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(201)
New assets originated or purchased	(409)
Assets repaid	697
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Other movements in ECL allowance	(620)
Amounts written off	333
Other adjustments	(20)
Financial assets at ending balance	(220)	(201)
Allowance for ECL | Pay Later receivables | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(77)
New assets originated or purchased	(383)
Assets repaid	455
Transfers to stage 1	(7)
Transfers to stage 2	168
Transfers to stage 3	1
Other movements in ECL allowance	(227)
Amounts written off	5
Other adjustments	(8)
Financial assets at ending balance	(73)	(77)
Allowance for ECL | Pay Later receivables | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(57)
New assets originated or purchased	(19)
Assets repaid	126
Transfers to stage 1	3
Transfers to stage 2	(169)
Transfers to stage 3	345
Other movements in ECL allowance	(294)
Amounts written off	15
Other adjustments	(6)
Financial assets at ending balance	(56)	(57)
Allowance for ECL | Pay Later receivables | Stage 3 | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning balance	(67)
New assets originated or purchased	(7)
Assets repaid	116
Transfers to stage 1	4
Transfers to stage 2	1
Transfers to stage 3	(346)
Other movements in ECL allowance	(99)
Amounts written off	313
Other adjustments	(6)
Financial assets at ending balance	$ (91)	$ (67)